Debt - Debt Instruments (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
5.75% debentures due November 2040 [Member]
Debt [Line Items]
Debt instrument, interest rate	5.75%
4.375% debentures due November 2021 [Member]
Debt [Line Items]
Debt instrument, interest rate	4.375%
9.2% debentures due August 2021 [Member]
Debt [Line Items]
Debt instrument, interest rate	9.20%
5.625% debentures due November 2016 [Member]
Debt [Line Items]
Debt instrument, interest rate	5.625%
6.5% debentures due November 2013 [Member]
Debt [Line Items]
Debt instrument, interest rate	6.50%
Commercial paper, average rate of 0.37% in 2013 and 0.37% in 2012
Debt [Line Items]
Debt, instrument, weighted average interest rate	0.37%	0.37%
Foreign denominated debt, average rate of 4.4% in 2013 and 5.5% in 2012
Debt [Line Items]
Debt, instrument, weighted average interest rate	4.40%	5.50%